Document And Entity Information	May 10, 2021
Document Information [Line Items]
Entity, Registrant Name	CLIPPER REALTY INC.
Document, Type	8-K
Document, Period End Date	May 10, 2021
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-38010
Entity, Tax Identification Number	47-4579660
Entity, Address, Address Line One	4611 12th Avenue
Entity, Address, City or Town	Brooklyn
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11219
City Area Code	718
Local Phone Number	438-2804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CLPR
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001649096